Employee Benefit Plans (Schedule Of Pension And OPEB Plan Costs) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Net costs	$ 23	$ 26	$ 104	$ 147	$ 143
Less amounts deferred principally as property or a regulatory asset	(4)	(7)	(27)	(69)	(98)
Net amounts recognized as operation and maintenance expense or other deductions	19	19
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	8	7	25	27	24
Interest cost	25	32	128	121	131
Expected return on assets	(27)	(30)	(119)	(120)	(115)
Amortization of net loss	12	7	29	49	45
Net costs	18	16	63	77	85
Net amounts recognized as operation and maintenance expense or other deductions			34	95	29
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	2	6	8	7
Interest cost	8	11	43	44	47
Expected return on assets	(2)	(2)	(7)	(9)	(8)
Amortization of prior service cost	(5)	(5)	(20)	(30)	(20)
Amortization of net loss	3	4	19	57	32
Net costs	$ 5	$ 10	41	70	58
Net amounts recognized as operation and maintenance expense or other deductions			$ 20	$ (134)	$ 107